SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Period ended March 31, 2023 /Year-ended December 31, 2022 US$1: MYR exchange rate	4.4170		4.3900
3 months average US$1: MYR exchange rate	4.3968	4.1938
Year-end US$1.00: MYR exchange rate			4.3900	4.1650
Yearly average US$1.00: MYR exchange rate			4.3996	4.1456